Financial Instruments and Financial Risk Management - Summary of Provisionally Valued Outstanding Receivable And Payable Positions (Detail) lb in Millions	12 Months Ended
	Dec. 31, 2019 USD_per_Pound lb	Dec. 31, 2018 USD_per_Pound lb
Receivable positions | Copper
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	65	93
US$/lb. | USD_per_Pound	2.80	2.70
Receivable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	239	208
US$/lb. | USD_per_Pound	1.04	1.12
Receivable positions | Lead
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	74	24
US$/lb. | USD_per_Pound	0.87	0.91
Payable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	79	77
US$/lb. | USD_per_Pound	1.04	1.12
Payable positions | Lead
Disclosure of fair value of settlement receivables and payables [line items]
Pounds | lb	10	16
US$/lb. | USD_per_Pound	0.87	0.91